UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-APR-05

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          123

Form 13F Information Table Value Total:      $135,392

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2579 30099.000SH       SOLE                  875.000         29274.000
                                                               120 1400.000 SH       DEFINED 0001091923                     1400.000
AFLAC Inc.                     COM              001055102     3856 103501.000SH      SOLE                 2560.000        101171.000
                                                                85 2275.000 SH       DEFINED 0001091923                     2275.000
Abbott Laboratories            COM              002824100      247 5300.000 SH       SOLE                                   5300.000
                                                                47 1000.000 SH       DEFINED 0001091923                     1000.000
Air Products & Chemical Inc.   COM              009158106     1608 25411.000SH       SOLE                  350.000         25061.000
                                                                44  700.000 SH       DEFINED 0001091923                      700.000
Alberto Culver Co CL A         COM              013068101     2527 52790.000SH       SOLE                 1300.000         51590.000
                                                                77 1600.000 SH       DEFINED 0001091923                     1600.000
Amerada Hess Corp.             COM              023551104      937 9738.000 SH       SOLE                  915.000          8923.000
                                                                58  605.000 SH       DEFINED 0001091923                      605.000
American Express Co.           COM              025816109     3245 63163.223SH       SOLE                 1925.000         61438.223
                                                                74 1445.000 SH       DEFINED 0001091923                     1445.000
American Intl Grp.             COM              026874107     2282 41188.027SH       SOLE                 1275.000         40013.027
                                                                83 1505.000 SH       DEFINED 0001091923                     1505.000
Amgen                          COM              031162100      300 5150.000 SH       SOLE                                   5150.000
                                                                15  250.000 SH       DEFINED 0001091923                      250.000
Anheuser-Busch Co.             COM              035229103     1762 37172.000SH       SOLE                 1615.000         35657.000
                                                                53 1120.000 SH       DEFINED 0001091923                     1120.000
Auto Data Processing           COM              053015103     1936 43072.342SH       SOLE                  900.000         42172.342
                                                                62 1375.000 SH       DEFINED 0001091923                     1375.000
Bank of America Corp.          COM              060505104     4261 96622.000SH       SOLE                 2675.000         94147.000
                                                              1381 31310.000SH       DEFINED 0001091923                    31310.000
Bear Stearns Cos. Inc.         COM              073902108     2855 28575.000SH       SOLE                 1025.000         27625.000
                                                                32  325.000 SH       DEFINED 0001091923                      325.000
ChevronTexaco Corp.            COM              166764100     1605 27522.000SH       SOLE                  600.000         26922.000
                                                                50  850.000 SH       DEFINED 0001091923                      850.000
Cisco Systems, Inc.            COM              17275R102      606 33862.000SH       SOLE                 1200.000         32662.000
                                                                 5  300.000 SH       DEFINED 0001091923                      300.000
Citigroup, Inc.                COM              172967101     2221 49429.429SH       SOLE                 4910.000         44669.429
                                                                78 1725.000 SH       DEFINED 0001091923                     1725.000
Colgate Palmolive              COM              194162103      355 6800.000 SH       SOLE                                   6800.000
Danaher Corp.                  COM              235851102     3989 74695.000SH       SOLE                 2075.000         72770.000
                                                                91 1695.000 SH       DEFINED 0001091923                     1695.000
Dell Inc.                      COM              24702r101     1702 44298.000SH       SOLE                 1450.000         42848.000
                                                                33  850.000 SH       DEFINED 0001091923                      850.000
Disney (Walt) Holding Co.      COM              254687106     2432 84665.000SH       SOLE                 2950.000         81965.000
                                                               157 5455.000 SH       DEFINED 0001091923                     5455.000
Ecolab Inc.                    COM              278865100     2328 70440.000SH       SOLE                 2875.000         67565.000
                                                                16  475.000 SH       DEFINED 0001091923                      475.000
Electronic Arts, Inc.          COM              285512109     1406 27160.000SH       SOLE                 1225.000         26035.000
                                                                32  625.000 SH       DEFINED 0001091923                      625.000
Emerson Electric Company       COM              291011104      226 3475.000 SH       SOLE                                   3475.000
Exxon Mobil Corp.              COM              30231G102     4470 74991.775SH       SOLE                 1150.000         73841.775
                                                               683 11460.000SH       DEFINED 0001091923                    11460.000
First Data                     COM              319963104     2090 53179.000SH       SOLE                 1000.000         52304.000
                                                                46 1175.000 SH       DEFINED 0001091923                     1175.000
General Electric Co.           COM              369604103     5462 151480.564SH      SOLE                 2900.000        148780.564
                                                               515 14275.000SH       DEFINED 0001091923                    14275.000
Gillette Co. Com.              COM              375766102     1998 39585.000SH       SOLE                  725.000         38985.000
                                                               252 5000.000 SH       DEFINED 0001091923                     5000.000
GlaxoSmithKline ADR            ADR              37733W105      612 13328.000SH       SOLE                                  13328.000
                                                               141 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102     2771 72475.881SH       SOLE                 1675.000         70800.881
                                                                89 2320.000 SH       DEFINED 0001091923                     2320.000
IBM Corp.                      COM              459200101      499 5460.000 SH       SOLE                  175.000          5285.000
                                                               203 2225.000 SH       DEFINED 0001091923                     2225.000
Intel Corp                     COM              458140100     2603 112048.237SH      SOLE                 4100.000        108223.237
                                                               117 5045.000 SH       DEFINED 0001091923                     5045.000
Ishares Cohen Steers Realty Fd COM              464287564      247 1978.000 SH       SOLE                                   1978.000
                                                                 5   40.000 SH       DEFINED 0001091923     40.000
Ishares MSCI EAFE Index Fund   COM              464287465      707 4449.000 SH       SOLE                                   4449.000
                                                                 5   30.000 SH       DEFINED 0001091923     30.000
Ishares MSCI Emerging Mkts Ind COM              464287234      672 3316.000 SH       SOLE                                   3316.000
                                                                 2   11.000 SH       DEFINED 0001091923     11.000
Ishares S&P Mid Cap 400        COM              464287507      439 3338.000 SH       SOLE                                   3338.000
                                                                10   75.000 SH       DEFINED 0001091923     75.000
Ishares S&P Small Cap 600      COM              464287804      540 3399.000 SH       SOLE                                   3399.000
                                                                 7   45.000 SH       DEFINED 0001091923     45.000
Jefferson Pilot Corp.          COM              475070108     2081 42434.395SH       SOLE                 2065.000         40534.395
                                                                27  550.000 SH       DEFINED 0001091923                      550.000
Johnson & Johnson              COM              478160104     2580 38423.000SH       SOLE                 1050.000         37448.000
                                                                89 1320.000 SH       DEFINED 0001091923                     1320.000
Johnson Controls Inc.          COM              478366107     1624 29117.000SH       SOLE                 1275.000         27842.000
                                                                47  850.000 SH       DEFINED 0001091923                      850.000
L 3 Communications Holdings, I COM              502424104     1980 27886.000SH       SOLE                 1175.000         26811.000
                                                                44  625.000 SH       DEFINED 0001091923                      625.000
Marriott Intl Inc New CL A     COM              571903202      341 5100.000 SH       SOLE                                   5100.000
McGraw-Hill Inc.               COM              580645109     4240 48594.000SH       SOLE                 1200.000         47519.000
                                                               170 1945.000 SH       DEFINED 0001091923                     1945.000
Microsoft Corp.                COM              594918104     3476 143831.751SH      SOLE                 4125.000        140006.751
                                                               108 4450.000 SH       DEFINED 0001091923                     4450.000
Nextel Communications          COM              65332V103      949 33383.000SH       SOLE                 1150.000         32483.000
                                                                13  450.000 SH       DEFINED 0001091923                      450.000
PepsiCo Inc.                   COM              713448108     2681 50558.000SH       SOLE                 1576.000         49102.000
                                                               497 9375.000 SH       DEFINED 0001091923                     9375.000
Pfizer Inc.                    COM              717081103     2477 94293.766SH       SOLE                 2375.000         92168.766
                                                               265 10075.000SH       DEFINED 0001091923                    10075.000
Pitney-Bowes Inc.              COM              724479100      453 10050.000SH       SOLE                                  10050.000
Procter & Gamble Co.           COM              742718109      958 18069.000SH       SOLE                                  18069.000
                                                                48  910.000 SH       DEFINED 0001091923                      910.000
Quest Diagnostics              COM              74834l100     3753 35695.000SH       SOLE                  825.000         34945.000
                                                                97  925.000 SH       DEFINED 0001091923                      925.000
Schlumberger Ltd.              COM              806857108     3670 52071.228SH       SOLE                 1490.000         50681.228
                                                               156 2215.000 SH       DEFINED 0001091923                     2215.000
Sigma Aldrich Corp.            COM              826552101      774 12635.000SH       SOLE                  450.000         12260.000
                                                                12  200.000 SH       DEFINED 0001091923                      200.000
Sony Corp. ADR American SHS Ne ADR              835699307      854 21330.000SH       SOLE                  775.000         20555.000
                                                                72 1800.000 SH       DEFINED 0001091923                     1800.000
Southern Company               COM              842587107     3820 120015.829SH      SOLE                 3025.000        117265.829
                                                               355 11165.000SH       DEFINED 0001091923                    11165.000
Standard & Poor's 500 Dep. Rec COM              78462f103      517 4380.855 SH       SOLE                                   4380.855
                                                                43  365.000 SH       DEFINED 0001091923    165.000           200.000
Stryker Corp.                  COM              863667101     5307 118965.000SH      SOLE                 2400.000        116715.000
                                                               114 2550.000 SH       DEFINED 0001091923                     2550.000
Transocean Sedco Forex, Inc.   COM              G90078109      613 11915.000SH       SOLE                  675.000         11340.000
US BANCORP DEL COM NEW         COM              902973304      259 9000.000 SH       DEFINED 0001091923                     9000.000
United Healthcare Corp.        COM              91324p102     2999 31440.000SH       SOLE                 1000.000         30515.000
                                                                64  675.000 SH       DEFINED 0001091923                      675.000
United Technologies Corp.      COM              913017109     3194 31416.000SH       SOLE                  625.000         30841.000
                                                               164 1615.000 SH       DEFINED 0001091923                     1615.000
Unizan Financial Corp.         COM              91528W101      208 8000.000 SH       SOLE                                   8000.000
Verizon Communications         COM              92343V104      231 6501.000 SH       SOLE                                   6501.000
Wachovia Corp New              COM              929903102      377 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     4162 83055.000SH       SOLE                 1925.000         81255.000
                                                               150 3000.000 SH       DEFINED 0001091923                     3000.000
Walgreen Company               COM              931422109     2511 56528.000SH       SOLE                 1880.000         54773.000
                                                               183 4130.000 SH       DEFINED 0001091923                     4130.000
Washington Mutual, Inc.        COM              939322103      410 10381.000SH       SOLE                  900.000          9481.000
                                                                52 1325.000 SH       DEFINED 0001091923                     1325.000
Weyerhaeuser Co.               COM              962166104     2013 29385.000SH       SOLE                 1105.000         28405.000
                                                                65  950.000 SH       DEFINED 0001091923                      950.000